Business Segments - Additional Information (Detail) (Subsequent Event [Member])	0 Months Ended
	Apr. 01, 2014 Segment Business	Apr. 01, 2014 Business
Segment Reporting Information [Line Items]
Number of reportable segments	4
Number of business units		15
Rig Systems [Member]
Segment Reporting Information [Line Items]
Number of business units	2	2
Rig Aftermarket [Member]
Segment Reporting Information [Line Items]
Number of business units	1	1
Wellbore Technologies [Member]
Segment Reporting Information [Line Items]
Number of business units	6	6
Completion & Production Solutions [Member]
Segment Reporting Information [Line Items]
Number of business units	6	6